Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Common stock par value ( in dollars per share)		$ 0.01	$ 0.01
Subsequent Event | Kohana Coffee Llc
Subsequent Events
Acquired percentage	100.00%
Aggregate consideration	1,852,608
Common stock par value ( in dollars per share)	$ 0.01
Cash subject to customary adjustments	$ 15.5
Subsequent Event | Westrock Beverage Solutions Llc [Member] | Kohana Coffee Llc
Subsequent Events
Acquired percentage	100.00%
Aggregate consideration	1,852,608
Common stock par value ( in dollars per share)	$ 0.01
Cash subject to customary adjustments	$ 15.5